SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Small Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.2%
Commercial Services - 4.7%
ASGN, Inc. *	25,100	1,595,356
Booz Allen Hamilton Holding Corp.	20,000	1,659,600
Colliers International Group, Inc.	12,700	846,963
FTI Consulting, Inc. *	8,950	948,432

		5,050,351

Communications - 0.9%
Shenandoah Telecommunications Co.	22,700	1,008,674

Consumer Durables - 7.0%
Acushnet Holdings Corp.	30,800	1,035,188
BRP, Inc.	19,150	1,011,503
Helen of Troy, Ltd. *	4,950	957,924
Take-Two Interactive Software, Inc. *	6,350	1,049,147
Thor Industries, Inc.	11,200	1,066,912
YETI Holdings, Inc. *	53,700	2,433,684

		7,554,358

Consumer Services - 7.4%
Chegg, Inc. *	37,500	2,679,000
Dunkin’ Brands Group, Inc.	12,800	1,048,448
Nexstar Media Group, Inc.	15,225	1,369,184
Service Corp. International	18,700	788,766
Strategic Education, Inc.	9,100	832,377
Vail Resorts, Inc.	5,600	1,198,232

		7,916,007

Electronic Technology - 9.7%
Arista Networks, Inc. *	7,800	1,614,054
Cabot Microelectronics Corp.	8,825	1,260,298
Ciena Corp. *	26,250	1,041,863
MKS Instruments, Inc.	15,750	1,720,372
Monolithic Power Systems, Inc.	10,200	2,852,022
Skyworks Solutions, Inc.	13,200	1,920,600

		10,409,209

Finance - 6.8%
Aaron’s, Inc.	23,400	1,325,610
Artisan Partners Asset Management, Inc.	31,825	1,240,857
Axis Capital Holdings, Ltd.	11,775	518,571
Essential Properties Realty Trust, Inc.	9,700	177,704
First Republic Bank	6,400	697,984
Physicians Realty Trust	61,600	1,103,256
QTS Realty Trust, Inc.	13,300	838,166
Selective Insurance Group, Inc.	10,375	534,209
SVB Financial Group *	3,775	908,340

		7,344,697

Name of Issuer	Quantity	Fair Value ($)

Health Services - 4.8%
Encompass Health Corp.	19,675	1,278,482
Teladoc Health, Inc. *	13,125	2,877,525
Tenet Healthcare Corp. *	40,100	982,851

		5,138,858

Health Technology - 17.1%
Align Technology, Inc. *	3,600	1,178,496
AtriCure, Inc. *	25,825	1,030,418
Bio-Techne Corp.	4,800	1,189,104
Exact Sciences Corp. *	15,700	1,600,615
Insulet Corp. *	4,950	1,171,121
iRhythm Technologies, Inc. *	11,675	2,779,934
LeMaitre Vascular, Inc.	26,775	870,991
Mesoblast, Ltd. ADR *	63,900	1,185,984
Pacific Biosciences of California, Inc. *	150,400	1,484,448
PerkinElmer, Inc.	8,400	1,054,284
Sarepta Therapeutics, Inc. *	13,400	1,881,762
STAAR Surgical Co. *	24,525	1,387,134
STERIS, PLC	9,100	1,603,329

		18,417,620

Industrial Services - 4.1%
EMCOR Group, Inc.	15,800	1,069,818
KBR, Inc.	43,500	972,660
Waste Connections, Inc.	23,100	2,397,780

		4,440,258

Non-Energy Minerals - 3.0%
AZEK Co., Inc. *	24,200	842,402
Trex Co., Inc. *	33,075	2,368,170

		3,210,572

Process Industries - 1.8%
Scotts Miracle-Gro Co.	12,600	1,926,666

Producer Manufacturing - 8.2%
Applied Industrial Technologies, Inc.	7,000	385,700
Carlisle Cos, Inc.	2,200	269,214
Crane Co.	15,400	772,002
H&E Equipment Services, Inc.	23,200	456,112
Hubbell, Inc.	8,000	1,094,720
IDEX Corp.	6,100	1,112,701
Lincoln Electric Holdings, Inc.	8,900	819,156
MSA Safety, Inc.	11,400	1,529,538
Oshkosh Corp.	13,800	1,014,300
Rexnord Corp.	23,600	704,224
Watsco, Inc.	2,925	681,203

		8,838,870

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.4%
Casey’s General Stores, Inc.	4,300	763,895
PetMed Express, Inc.	34,250	1,082,985
Ulta Beauty, Inc. *	3,050	683,139

		2,530,019

Technology Services - 16.1%
Altair Engineering, Inc. *	29,983	1,258,686
ANSYS, Inc. *	3,725	1,218,932
Aspen Technology, Inc. *	12,575	1,591,869
Euronet Worldwide, Inc. *	16,600	1,512,260
Globant SA *	10,800	1,935,576
GoDaddy, Inc. *	15,025	1,141,449
HubSpot, Inc. *	7,025	2,052,916
Paycom Software, Inc. *	7,450	2,319,185
PTC, Inc. *	17,600	1,455,872
Qualys, Inc. *	10,050	985,000
Science Applications International Corp.	14,800	1,160,616
Talend SA, ADR *	19,100	745,664

		17,378,025

Transportation - 3.4%
Alaska Air Group, Inc.	11,500	421,245
Knight-Swift Transportation Holdings, Inc.	24,375	992,063
Marten Transport, Ltd.	72,075	1,176,264
TFI International, Inc.	25,075	1,048,887

		3,638,459

Name of Issuer	Quantity	Fair Value ($)

Utilities - 0.8%
Fortis, Inc.	12,107	494,692
Spire, Inc.	7,525	400,330

		895,022

Total Common Stocks (cost: $60,056,967)		105,697,665

Short-Term Securities - 2.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	2,148,303	2,148,303

(cost: $2,148,303)
Total Investments in Securities - 100.2% (cost: $62,205,270)		107,845,968
Other Assets and Liabilities, net - (0.2%)		(250,571)

Total Net Assets - 100.0%		$107,595,397

*	Non-income producing security.
ADR — American Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	105,697,665	—	—	105,697,665
Short-Term Securities	2,148,303	—	—	2,148,303

Total:	107,845,968	—	—	107,845,968

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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